Acquisitions - Schedule of Estimated Fair Value of the Assets Acquired and Liabilities Assumed (Details) - Athena Technology Solutions Holdings, LLC $ in Thousands	Dec. 31, 2025 USD ($)
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Cash and cash equivalents	$ 916
Accounts receivable	236
Other identifiable assets	16
Total identifiable assets	4,558
Accounts payable and accrued expenses	(79)
Total liabilities	(79)
Total identifiable net assets	4,479
Goodwill	5,578
Total fair value of consideration transferred	10,057
Trade Names [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets	158
In Process Research and Development [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets	1,232
Customer Relationships [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets	$ 2,000